Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,684,000
Previously Paid Amount	0.00
Total Fee Amount	232.56
Total Offset Amount	0.00
Net Fee	232.56
Narrative - Max Aggregate Offering Price	$ 1,684,000
Final Prospectus	true